Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets [Abstract]
VAT and other tax receivables	$ 14.6	$ 8.0
Client rechargeables	4.6	2.6
Corporate income taxes receivables	1.1	0.0
Right-of-use lease asset	0.5	0.2
Deferred financing fee	0.0	0.9
Other receivables	4.6	5.2
Total	$ 25.4	$ 16.9